Property, plant and equipment - Disclosure of movements of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	£ 630	£ 684
Exchange adjustments	21	(56)
Additions	104	130
Reclassifications		(15)
Acquisition of WPD (note 37)	9
Reclassification to held for sale (note 10)	(11)
Modifications of leases	(122)
Disposals	(3)
Depreciation charge for the year	(123)	(113)
Right-of-use assets, ending balance	505	630
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	365	364
Exchange adjustments	10	(30)
Additions	14	60
Reclassifications		0
Acquisition of WPD (note 37)	7
Reclassification to held for sale (note 10)	(7)
Modifications of leases	(122)
Disposals	(2)
Depreciation charge for the year	(40)	(29)
Right-of-use assets, ending balance	225	365
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	81	95
Exchange adjustments	1	(4)
Additions	2	6
Reclassifications		0
Acquisition of WPD (note 37)	2
Reclassification to held for sale (note 10)	0
Modifications of leases	0
Disposals	0
Depreciation charge for the year	(16)	(16)
Right-of-use assets, ending balance	70	81
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Reclassifications		0
Acquisition of WPD (note 37)	0
Reclassification to held for sale (note 10)	0
Modifications of leases	0
Disposals	0
Depreciation charge for the year	0	0
Right-of-use assets, ending balance	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	184	225
Exchange adjustments	10	(22)
Additions	88	64
Reclassifications		(15)
Acquisition of WPD (note 37)	0
Reclassification to held for sale (note 10)	(4)
Modifications of leases	0
Disposals	(1)
Depreciation charge for the year	(67)	(68)
Right-of-use assets, ending balance	£ 210	£ 184